UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007.


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X]; Amendment Number: 3
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Financial Partners, L.L.C.
Address: 96 Cummings Point Road

         Stamford, CT  60902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Manager
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $34,205 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSON'S INC                                 013104104     1612    75520                  2               75520
BEVERLY ENTERPRISES INC                         087851309     1357   116250                  2              116250
BURLINGTON RESOURCES INC                        122014103     1725    20000                  2               20000
CABLEVISION SYSTEMS CORP                        12686C109     1467    62500                  2               62500
CINERGY CORP                                    172474108      170     4000                  2                4000
CONSTELLATION ENERGY GRP INC                    210371100     4493    78000                  2               78000
CROWN MEDIA HLDGS INC                           228411104      294    32010                  2               32010
DAVE & BUSTERS INC                              23833N104      715    40600                  2               40600
FAIRMONT HTLS & RESORTS INC                     305204109      509    12000                  2               12000
FALCONBRIDGE LIMITED                            306104100      824    27800                  2               27800
HUDSON BAY COMPANY                              444204101     1113    87280                  2               87280
MAIN STREET BANKS INC                           56034R102      652    23960                  2               23960
MASSEY ENERGY CO                                576206106     3323    87750                  2               87750
MAXTOR CORPORATION                              577729205      750   108000                  2              108000
MTR GAMING GROUP INC                            553769100      612    58757                  2               58757
NEXTEL PARTNERS INC                             65333F107     1902    68080                  2               68080
PANAMSAT HOLDINGS CORP                          69831Y105     2541   103730                  2              103730
PEACOCK GROUP PLC                                              206  1203816                  2             1203816
PLACER DOME INC                                 725906101     1284    56000                  2               56000
ROYSTER-CLARK LTD                               780883302      562    61320                  2               61320
SERENA SOFTWARE INC                             817492101      937    40000                  2               40000
TIME WARNER INC                                 887317105     2834   162500                  2              162500
TITAN INTL INC                                  88830M102      706    40906                  2               40906
VINCOR INTERNATIONAL INC                        92733B106     1279    48000                  2               48000
WESTCORP                                        957907108     2338    35100                  2               35100